Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Net sales	$ 2,141,518	$ 2,251,657	$ 1,870,346
Long-lived assets	662,170	638,183
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	31,500	28,300	$ 17,800
Long-lived assets	$ 1,100	$ 1,100